SCHEDULE OF CURRENT EXCHANGE RATES (Details)	Dec. 31, 2021	Dec. 31, 2020
Year-End Spot Rate US$1=RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	0.063726	0.065250
Average Rate US$1=RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	0.064505	0.069042